Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

In
accordance
with SEC rules, we are providing the following information r
e
garding the relationship between compensation actually paid (as calculated in accordance with the SEC rules) and our financial performance for fiscal 2023, 2022 and 2021. For further information on FOX’s variable pay-for-performance
philosophy and alignment of executive compensation with FOX’s performance, please see “Compensation Discussion and Analysis” beginning on page 30. The following table sets forth additional compensation information for our CEO (our “Principal Executive Officer” or “PEO”) and named executive officers other than our PEO
(“Non-PEO
NEOs”), including the compensation actually paid (“CAP”) to our PEO and the average compensation actually paid (“Average CAP”) to our
Non-PEO
NEOs, as determined in accordance with SEC rules; total shareholder return (“TSR”); net income; and
Adjusted
EBITDA for the last three completed fiscal years:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (b)	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs	FOXA Total Shareholder Return	FOX Total Shareholder Return	Peer Group Total Shareholder Return (Compensation)	Net Income ($M) (d)	Company Selected Measure: Adjusted EBITDA ($M)
2023	$21,777,902	$22,853,700	$12,811,439	$11,604,501	$132	$124	$ 94	$1,239	$3,191
2022	$21,748,681	$17,353,546	$11,496,427	$ 9,235,001	$123	$114	$ 81	$1,205	$2,955
2021	$27,675,399	$37,579,846	$15,863,914	$18,404,816	$140	$133	$142	$2,150	$3,087

(a)	Mr. L.K. Murdoch was the PEO for fiscal years ended June 30, 2023, 2022 and 2021.

(b)
The amounts represent CAP to the PEO and
Non-PEO
NEOs, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by or paid to the PEO and
Non-PEO
NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO and
Non-PEO
NEOs total compensation for each year to determine the CAP:

	PEO			Other NEOs
	2021	2022	2023	2021	2022	2023
Summary Compensation Table Total	$27,675,399	$21,748,681	$21,777,902	$15,863,914	$11,496,427	$12,811,439
Less Change in Pension Value in SCT	$(2,923,000)	$0	$(646,000)	$(2,676,250)	$0	$(1,658,250)
Plus Pension Service Cost	$1,187,000	$1,178,000	$691,000	$140,250	$145,250	$0
Less Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(10,708,246)	$(10,961,824)	$(11,918,582)	$(4,624,000)	$(4,733,493)	$(5,417,496)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$17,469,079	$10,067,416	$12,194,744	$7,543,439	$4,347,238	$5,543,017
Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,506,879	$(4,577,244)	$(450,819)	$650,652	$(1,976,599)	$(194,713)
Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,372,735	$(101,483)	$1,205,454	$1,506,811	$(43,822)	$520,504
Compensation Actually Paid	$37,579,846	$17,353,546	$22,853,700	$18,404,816	$9,235,001	$11,604,501

(c)	The Non-PEO NEOs for fiscal years ended June 30, 2023, 2022 and 2021 were Messrs. K.R. Murdoch, Nallen, Dinh and Tomsic.

(d)	For purposes of this table, “$M” means millions of United States dollars.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The Non-PEO NEOs for fiscal years ended June 30, 2023, 2022 and 2021 were Messrs. K.R. Murdoch, Nallen, Dinh and Tomsic.
PEO Total Compensation Amount	$ 21,777,902	$ 21,748,681	$ 27,675,399
PEO Actually Paid Compensation Amount	$ 22,853,700	17,353,546	37,579,846
Adjustment To PEO Compensation, Footnote
(b)
The amounts represent CAP to the PEO and
Non-PEO
NEOs, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by or paid to the PEO and
Non-PEO
NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO and
Non-PEO
NEOs total compensation for each year to determine the CAP:

	PEO			Other NEOs
	2021	2022	2023	2021	2022	2023
Summary Compensation Table Total	$27,675,399	$21,748,681	$21,777,902	$15,863,914	$11,496,427	$12,811,439
Less Change in Pension Value in SCT	$(2,923,000)	$0	$(646,000)	$(2,676,250)	$0	$(1,658,250)
Plus Pension Service Cost	$1,187,000	$1,178,000	$691,000	$140,250	$145,250	$0
Less Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(10,708,246)	$(10,961,824)	$(11,918,582)	$(4,624,000)	$(4,733,493)	$(5,417,496)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$17,469,079	$10,067,416	$12,194,744	$7,543,439	$4,347,238	$5,543,017
Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,506,879	$(4,577,244)	$(450,819)	$650,652	$(1,976,599)	$(194,713)
Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,372,735	$(101,483)	$1,205,454	$1,506,811	$(43,822)	$520,504
Compensation Actually Paid	$37,579,846	$17,353,546	$22,853,700	$18,404,816	$9,235,001	$11,604,501

Non-PEO NEO Average Total Compensation Amount	$ 12,811,439	11,496,427	15,863,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,604,501	9,235,001	18,404,816
Adjustment to Non-PEO NEO Compensation Footnote
(b)
The amounts represent CAP to the PEO and
Non-PEO
NEOs, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by or paid to the PEO and
Non-PEO
NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO and
Non-PEO
NEOs total compensation for each year to determine the CAP:

	PEO			Other NEOs
	2021	2022	2023	2021	2022	2023
Summary Compensation Table Total	$27,675,399	$21,748,681	$21,777,902	$15,863,914	$11,496,427	$12,811,439
Less Change in Pension Value in SCT	$(2,923,000)	$0	$(646,000)	$(2,676,250)	$0	$(1,658,250)
Plus Pension Service Cost	$1,187,000	$1,178,000	$691,000	$140,250	$145,250	$0
Less Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(10,708,246)	$(10,961,824)	$(11,918,582)	$(4,624,000)	$(4,733,493)	$(5,417,496)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$17,469,079	$10,067,416	$12,194,744	$7,543,439	$4,347,238	$5,543,017
Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,506,879	$(4,577,244)	$(450,819)	$650,652	$(1,976,599)	$(194,713)
Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,372,735	$(101,483)	$1,205,454	$1,506,811	$(43,822)	$520,504
Compensation Actually Paid	$37,579,846	$17,353,546	$22,853,700	$18,404,816	$9,235,001	$11,604,501

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Company-Selected Measure and Other Financial Performance Measures
For fiscal year ended June 30, 2023, the most important financial performance measures that FOX used to link CAP to the named executive officers are presented in the table to the right, which are described in detail in the “Compensation Discussion and Analysis” beginning on page 30. FOX selected
Adjusted EBITDA
as the “Company-Selected Measure” as, in our assessment, it represents the most important financial performance measure not otherwise required to be included within the “Pay Versus Performance” table, above.

Tabular List of Additional Performance Measures
Adjusted FCF
Adjusted EPS
Relative TSR
Absolute Share Price

Total Shareholder Return Amount	$ 132	123	140
Peer Group Total Shareholder Return Amount	94	81	142
Net Income (Loss)	$ 1,239,000,000	$ 1,205,000,000	$ 2,150,000,000
Company Selected Measure Amount	3,191,000,000	2,955,000,000	3,087,000,000
PEO Name	Mr. L.K. Murdoch
Class B Total Shareholder Return	$ 124	$ 114	$ 133
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted FCF
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute Share Price
PEO | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (646,000)	0	(2,923,000)
PEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	691,000	1,178,000	1,187,000
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,918,582)	(10,961,824)	(10,708,246)
PEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,194,744	10,067,416	17,469,079
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(450,819)	(4,577,244)	1,506,879
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,205,454	(101,483)	3,372,735
Non-PEO NEO | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,658,250)	0	(2,676,250)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	145,250	140,250
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,417,496)	(4,733,493)	(4,624,000)
Non-PEO NEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,543,017	4,347,238	7,543,439
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194,713)	(1,976,599)	650,652
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 520,504	$ (43,822)	$ 1,506,811